Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term loans		$ 30,826,215	$ 32,165,336
Less: Current portion		(2,622,161)	(2,522,052)
Total	$ 921,400	28,204,054	29,643,284
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		30,828,057	32,168,878
Administrative expenses from syndicated loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		$ (1,842)	$ (3,542)
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.99%	0.99%	0.99%	0.98%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	5.56%	5.56%	4.66%	4.66%
Secured long-term loan from mega international commercial bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective November 21, 2013 to November 21, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from mega international commercial bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		$ 0	$ 4,000
Secured long-term loan from mega international commercial bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from mega international commercial bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		6,013	8,200
Secured long-term loan from Taiwan cooperative bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective July 10, 2013 to July 10, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		0	16,853
Secured long-term loan from Taiwan cooperative bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective February 13, 2015 to February 13, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		0	10,276
Secured long-term loan from Taiwan cooperative bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective April 28, 2015 to April 28, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		0	13,382
Secured long-term loan from Taiwan cooperative bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		3,006	4,724
Secured long-term loan from Taiwan cooperative bank (5) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (5) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		83,243	95,135
Secured long-term loan from Taiwan cooperative bank (6) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 28, 2015 to April 28, 2020. Interest-only payment for the first half year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (6) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		0	1,476
Secured long-term loan from Taiwan cooperative bank (7) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective November 20, 2015 to November 20, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (7) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		0	4,165
Unsecured long-term loan from bank of Taiwan [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured long-term loan from bank of Taiwan [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		1,000,000	300,000
Unsecured syndicated loans from bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured syndicated loans from bank of Taiwan and 7 others [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		747,900	1,246,500
Unsecured long-term loan from mega international commercial bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 4, 2015 to October 4, 2018 with monthly interest payments.
Unsecured long-term loan from mega international commercial bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		0	474,356
Secured syndicated loans from China development bank and 6 others [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Secured syndicated loans from China development bank and 6 others [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans		$ 28,987,895	$ 29,989,811